Accrued liabilities	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued liabilities	Accrued liabilities

(EUR thousand)	As of March 31
Accrued liabilities	2023	2022
Salaries and related items	28,248	20,166
Interest on external loans	12,674	1,750
Auditors, lawyers and consultants	4,379	5,482
Advertising and promotion	242	218
Rent	1,747	1,291
IT	3,082	1,405
Other accrued liabilities	4,267	2,766
Total	54,639	33,078
As of March 31, 2023 the main driver of the increase in the accrued salaries and related items balance is the increase of the number of employees to 1,783 from 1,412 as of March 31, 2022.
As of March 31, 2023 the accrued interest on external loans increased by EUR10.9 million due to the evolution of the EURIBOR and the increase in loans and borrowings balance; for further details please refer to Note 25.
As of March 31, 2023 and as of March 31, 2022 other accrued liabilities primarily include accruals for courier costs, customer contracts and various accounts payable invoices not yet received.